Segment Reporting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting
Number of reportable segments not disclosed flag	true
Forge Nano, Inc.
Segment Reporting
Total Net Sales	$ 7,388	$ 8,299
Forge Nano, Inc. | US
Segment Reporting
Total Net Sales	5,295	6,571
Forge Nano, Inc. | Canada
Segment Reporting
Total Net Sales	798	20
Forge Nano, Inc. | EMEA
Segment Reporting
Total Net Sales	588	1,120
Forge Nano, Inc. | APAC
Segment Reporting
Total Net Sales	$ 707	$ 588